DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS
Income tax (expense) benefit	$ 3	$ 5	$ (10)
(Loss) income from discontinued operations, net of tax	(7)	(1)	42
Cash flows from investing activities		3	34
Cash flows from operating activities			(34)
HCCA
DISCONTINUED OPERATIONS
Number of claimants with whom the entity has agreed to settle claims		2
Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Proceeds from reinsurers			110
Cash flows from investing activities			34
Cash flows from operating activities			76
AUSTRALIA STYRENICS BUSINESS SHUTDOWN
DISCONTINUED OPERATIONS
Cost recorded related to the closure of business			6
Revenues	37	38	52
Operating costs and expenses, net of credits	(47)	(44)	(85)
Nonoperating expenses			(19)
Operating (loss) income before income taxes	(10)	(6)	(52)
Income tax (expense) benefit	3	2	28
(Loss) income from discontinued operations, net of tax	(7)	(4)	(24)
U.S. Base Chemicals Disposition
DISCONTINUED OPERATIONS
Other expenses		(1)	(6)
Gain on insurance settlements, net			110
Operating (loss) income before income taxes		(1)	104
Income tax (expense) benefit			(38)
(Loss) income from discontinued operations, net of tax		(1)	66
U.S. Base Chemicals Disposition | Settlement of fire insurance claims
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal			110
U.S. Base Chemicals Disposition | 2005 gulf coast storms
DISCONTINUED OPERATIONS
Pretax gain (loss) on disposal			$ 7